Long Term Prepayments and Other Non-Current Assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($) m²
Long Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Loan contract, description	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which will be due on December 31, 2023.
Guizhou New Energy [Member]
Long Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Area of square meters | m²	260,543
Prepaid consideration | $	$ 6,947,051